Fees Summary	Jul. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,890,625
Previously Paid Amount	0
Total Fee Amount	6,107.30
Total Offset Amount	0
Net Fee	$ 6,107.30